Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated July 25, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
On June 17, 2025, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”) as additional sub‑advisers to the Fund, effective July 28, 2025 (the “Effective Date”). On the Effective Date, Mellon and Insight will each begin managing Fund assets allocated to their respective sleeves by J.P. Morgan Private Investments Inc., the Fund’s adviser.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fifth sentence of the tenth full paragraph under the “Risk/Return Summary — Six Circles Credit Opportunities Fund — What are the Fund’s main investment strategies?” section of the Prospectus and the fifth sentence of the fourteenth paragraph under the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITES FUND (“CREDIT OPPORTUNITES FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Lord, Abbett & Co. LLC (“Lord Abbett”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Muzinich & Co., Inc. (“Muzinich”), PIMCO, Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”).
The following is added after the nineteenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus — Six Circles Credit Opportunities Fund and after the twenty-fourth paragraph of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITES FUND (“CREDIT OPPORTUNITES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to Mellon and Insight:
Mellon — Passive US Investment Grade Corporates
With respect to its allocated portion of the Fund, Mellon will seek to replicate the overall risk characteristics of specific benchmarks predominately investing in corporate securities rated BBB- or higher by S&P or Fitch and/or Baa3 by Moody’s, unless the benchmark’s methodology dictates otherwise. For each benchmark, Mellon will seek to replicate the overall risk characteristics of the benchmark while minimizing tracking error volatility and the performance drag from transaction costs by only investing in index-eligible securities. Mellon employs a stratified sampling approach by selecting subsets of the benchmark’s securities so that the aggregate risk metrics of duration, yield/spread, sector, and quality are tightly controlled relative to the benchmark. Specifically:
•	with respect to rates, Mellon will seek to match the overall duration but also seek to neutralize points along the curve (key rates durations);
•	with respect to spread, Mellon will seek to match the overall spread but also seek to match the spread within subsectors and the full quality spectrum of the benchmark; and
•	with respect to the “idiosyncratic”, Mellon will seek diversification with respect to both the number of bonds and issuers to mitigate this risk.
Insight — Global Aggregate Investment Grade Corporates & High Yield
With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A stratified sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors).
Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. As part of its investment process, Insight leverages the pioneering work by Robert Merton (Merton Model) to construct a proprietary value model. It uses equity market cap, equity implied volatility, and a firm’s balance sheet as three key inputs for this purpose. For companies who do not have underlying equity, Insight utilizes sophisticated regression-based techniques to determine value. Insight will utilize structural themes to seek to exploit additional market opportunities, including new issues, fallen angels, credit default swap indices (“CDX”)/cash bond tradeoff, and income harvesting. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight sources inventory from the exchange-traded funds (“ETF”) ecosystem (where available). In the illiquid category including high yield credit, Insight utilizes its credit portfolio trading (or bond basket trading) approach. Insight carefully weighs the benefits of continuing to hold a bond with the cost to trade when evaluating these issues.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Credit Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated July 25, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
On June 17, 2025, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”) as additional sub‑advisers to the Fund, effective July 28, 2025 (the “Effective Date”). On the Effective Date, Mellon and Insight will each begin managing Fund assets allocated to their respective sleeves by J.P. Morgan Private Investments Inc., the Fund’s adviser.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fifth sentence of the tenth full paragraph under the “Risk/Return Summary — Six Circles Credit Opportunities Fund — What are the Fund’s main investment strategies?” section of the Prospectus and the fifth sentence of the fourteenth paragraph under the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITES FUND (“CREDIT OPPORTUNITES FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Lord, Abbett & Co. LLC (“Lord Abbett”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Muzinich & Co., Inc. (“Muzinich”), PIMCO, Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”).
The following is added after the nineteenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus — Six Circles Credit Opportunities Fund and after the twenty-fourth paragraph of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITES FUND (“CREDIT OPPORTUNITES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to Mellon and Insight:
Mellon — Passive US Investment Grade Corporates
With respect to its allocated portion of the Fund, Mellon will seek to replicate the overall risk characteristics of specific benchmarks predominately investing in corporate securities rated BBB- or higher by S&P or Fitch and/or Baa3 by Moody’s, unless the benchmark’s methodology dictates otherwise. For each benchmark, Mellon will seek to replicate the overall risk characteristics of the benchmark while minimizing tracking error volatility and the performance drag from transaction costs by only investing in index-eligible securities. Mellon employs a stratified sampling approach by selecting subsets of the benchmark’s securities so that the aggregate risk metrics of duration, yield/spread, sector, and quality are tightly controlled relative to the benchmark. Specifically:
•	with respect to rates, Mellon will seek to match the overall duration but also seek to neutralize points along the curve (key rates durations);
•	with respect to spread, Mellon will seek to match the overall spread but also seek to match the spread within subsectors and the full quality spectrum of the benchmark; and
•	with respect to the “idiosyncratic”, Mellon will seek diversification with respect to both the number of bonds and issuers to mitigate this risk.
Insight — Global Aggregate Investment Grade Corporates & High Yield
With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A stratified sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors).
Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. As part of its investment process, Insight leverages the pioneering work by Robert Merton (Merton Model) to construct a proprietary value model. It uses equity market cap, equity implied volatility, and a firm’s balance sheet as three key inputs for this purpose. For companies who do not have underlying equity, Insight utilizes sophisticated regression-based techniques to determine value. Insight will utilize structural themes to seek to exploit additional market opportunities, including new issues, fallen angels, credit default swap indices (“CDX”)/cash bond tradeoff, and income harvesting. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight sources inventory from the exchange-traded funds (“ETF”) ecosystem (where available). In the illiquid category including high yield credit, Insight utilizes its credit portfolio trading (or bond basket trading) approach. Insight carefully weighs the benefits of continuing to hold a bond with the cost to trade when evaluating these issues.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.